Royalty, Stream and Working Interests - Rollforward (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Royalty, stream and working interests
Balance at beginning of year	$ 6,043.1	$ 4,098.8
Additions	529.2	2,191.3
Impairment reversal		4.8
Buy-backs	(71.1)
Depletion	(160.8)	(304.2)
Impact of foreign exchange	(78.1)	52.4
Balance at end of year	6,262.3	6,043.1
Mining Royalties
Royalty, stream and working interests
Balance at beginning of year	2,340.4	1,034.3
Additions	15.1	1,370.7
Transfers		(4.0)
Depletion	(52.6)	(81.4)
Impact of foreign exchange	(55.3)	20.8
Balance at end of year	2,247.6	2,340.4
Streams
Royalty, stream and working interests
Balance at beginning of year	1,644.5	1,273.3
Additions	100.5	524.9
Impairment reversal		4.8
Buy-backs	(23.3)
Depletion	(73.0)	(158.5)
Balance at end of year	1,648.7	1,644.5
Energy
Royalty, stream and working interests
Balance at beginning of year	1,157.4	1,197.8
Additions	6.4	9.7
Depletion	(33.6)	(63.6)
Impact of foreign exchange	(9.7)	13.5
Balance at end of year	1,120.5	1,157.4
Advanced
Royalty, stream and working interests
Balance at beginning of year	645.4	343.4
Additions	365.9	283.9
Transfers		4.0
Buy-backs	(47.8)
Depletion	(1.6)	(0.7)
Impact of foreign exchange	(10.9)	14.8
Balance at end of year	951.0	645.4
Exploration
Royalty, stream and working interests
Balance at beginning of year	255.4	250.0
Additions	41.3	2.1
Impact of foreign exchange	(2.2)	3.3
Balance at end of year	$ 294.5	$ 255.4